Balance Sheets - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 857,071	$ 1,070,048	$ 20,000
Prepaid income taxes.		52,949
Prepaid expenses	83,750	97,125
Total Current Assets	940,821	1,220,122	20,000
Offering costs			100,000
Marketable securities held in Trust Account	284,335,009	283,581,860
Total Assets	285,275,830	284,801,982	120,000
Current liabilities
Accounts payable and accrued expenses	430,248	289,767	1,650
Accrued offering costs			57,500
Promissory note - related party			37,500
Total Current Liabilities	573,276	289,767	96,650
Deferred underwriting fee payable	9,800,000	9,800,000
Total Liabilities	10,373,276	10,089,767	96,650
Commitments and contingencies (Note 6)
Common stock subject to possible redemption, 26,990,255 and 26,971,221 shares at $10.00 per share at June 30, 2020 and December 31, 2019, respectively	269,902,550	269,712,210
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	1,794,313	1,984,651	24,281
Retained earnings	3,204,890	3,014,551	(1,650)
Total Stockholders' Equity	5,000,004	5,000,005	23,350
Total Liabilities and Stockholders' Equity	285,275,830	284,801,982	120,000
Class A Common Stock [Member]
Stockholders' Equity
Common stock value	101	103
Total Stockholders' Equity	101	103
Class B
Stockholders' Equity
Common stock value	700	700	719
Total Stockholders' Equity	$ 700	$ 700	$ 719